Financial Instruments - Summary of Credit Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Trade receivables	$ 3,715	$ 3,645
Unbilled revenues	$ 1,816	$ 1,764